Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$ (277,892)	$ (268,874)	$ (320,223)
Other accruals	(508,581)	(513,433)	(513,717)
Weighted-average assumptions used to determine benefit obligation:
Employer Group Waiver Plan (EGWP) trend rate (as a percentage)	8.00%
Postretirement Benefits Other than Pensions [Member]
Benefit obligation:
Balances at beginning of year	286,651	338,134	316,795
Service costs	2,434	3,061	2,943
Interest costs	12,782	12,183	13,520
Actuarial loss (gain)	27,757	(50,593)	18,961
Plan amendments	(19,043)	(2,503)
Benefits paid	(15,432)	(13,631)	(14,085)
Balances at end of year	295,149	286,651	338,134
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	(277,892)	(268,874)	(320,223)
Other accruals	(17,257)	(17,777)	(17,911)
Total	(295,149)	(286,651)	(338,134)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(36,044)	(8,287)	(62,814)
Prior service costs	21,043	2,503	328
Total recognized in Cumulative other comprehensive loss	$ (15,001)	$ (5,784)	$ (62,486)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.90%	4.60%	3.70%
Health care cost trend rate - pre-65 (as a percentage)	7.00%	7.50%	8.00%
Health care cost trend rate - post-65 (as a percentage)	6.50%	6.50%	8.00%
Prescription drug cost increases (as a percentage)	6.50%	7.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.60%	3.70%	4.40%
Health care cost trend rate - pre-65 (as a percentage)	7.50%	8.00%	8.00%
Health care cost trend rate - post-65 (as a percentage)	6.50%	8.00%	8.00%
Prescription drug cost increases (as a percentage)	7.00%	8.00%	8.00%